UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑21654

Pioneer Floating Rate Fund, Inc.
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742‑7825
Date of fiscal year end: November 30, 2025
Date of reporting period: December 1, 2024 through November 30, 2025

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Pioneer Floating
Rate Fund, Inc.
Annual Report | November 30, 2025
Stockholders of Pioneer Floating Rate Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 25, 2025. Since August 25, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on October 13, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE) (see Notes to Financial Statements, Note 10). The Fund’s NYSE ticker symbol was PHD.

visit us: www.pioneerinvestments.com

Pioneer Floating Rate Fund, Inc. | Annual | 11/30/251

Portfolio Management Discussion  |  11/30/25
Investment objective and strategy
The investment objective of the Fund is to seek a high level of current income and the Fund may, as a secondary objective, to also seek capital appreciation to the extent that it is consistent with its investment objective.  The Fund adhered to this objective during the review period from December 1, 2024 through July 1, 2025 as it was engaged in normal operations. During the remainder of the period, through November 30, 2025, the Fund was engaged in the process of liquidation (see Note 10).
Performance Review
During the period from December 1, 2024 through July 1, 2025 while the Fund was engaged in normal operations, it returned 3.50% at market price. The Fund’s benchmark, the Morningstar Loan Syndications & Trading Association Leveraged Loan Index (the Morningstar/LSTA Index), returned 3.41% during this same time period. In sector terms, consumer durables, telecom services and automobiles were the top contributors to performance. The Fund’s exposure to the consumer services, capital goods and software & services were amongst the top relative detractors. Overall, the out-of-benchmark allocations were modestly positive contributors to returns relative to the benchmark. This includes catastrophe bonds, corporate bonds, equity and RMBS positioning.
2Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

Please refer to the Schedule of Investments on pages 7 - 9 for a full listing of Fund securities.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
The Fund may invest in floating-rate loans. The value of collateral, if any, securing a floating-rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most floating-rate loans than is the case for many other types of securities. Securities with floating interest rates generally are less sensitive to interest-rate changes, but may decline in value if their interest rates do not rise as much, or as quickly, as prevailing interest rates. Unlike fixed-rate securities, floating-rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating-rate investments.
The Fund may use derivatives, which may include futures and options, for a variety of purposes, including: in an attempt to hedge against adverse changes in the marketplace of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. Using derivatives can increase fund losses and reduce opportunities for gains when the market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund.
These types of instruments can increase price fluctuation. The Fund is not limited in the percentage of its assets that may be invested in illiquid securities. Illiquid securities may be difficult to sell at a price reflective of their value at times when the Fund believes it is desirable to do so and the market price of illiquid securities is generally more volatile than that of more liquid securities. Illiquid securities may be difficult to value, and investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/253

The Fund employs leverage through a revolving credit facility. Leverage creates significant risks, including the risk that the Fund’s income or capital appreciation from investments purchased with the proceeds of leverage will not be sufficient to cover the cost of leverage, which may adversely affect the return for stockholders.
The Fund is required to maintain certain regulatory and other asset coverage requirements in connection with the Fund’s use of leverage. In order to maintain required asset coverage levels, the Fund may be required to reduce the amount of leverage employed by the Fund, alter the composition of the Fund’s investment portfolio or take other actions at what might be inopportune times in the market. Such actions could reduce the net earnings or returns to stockholders over time, which is likely to result in a decrease in the market value of the Fund’s shares.
Investments in high-yield or lower-rated securities are subject to greater-than average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy.
Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates and economic and political conditions, which could increase volatility. These risks are magnified in emerging markets.
The Fund invests in insurance-linked securities (ILS). The return of principal and the payment of interest on ILS are contingent on the non-occurrence of a predefined “trigger” event, such as a hurricane or an earthquake of a specific magnitude.
These risks may increase share price volatility.
Any information in this stockholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
4Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

Portfolio Summary  |  11/30/25*
Portfolio Diversification

(As a percentage of total investments)**
10 Largest Holdings

(As a percentage of total investments)**
1.	Alturas Re 2022-2, 12/31/27	100.00%
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 25, 2025 (see Notes to Financial Statements, Note 10). Information shown in the Portfolio Summary reflects remaining investments held by the Fund at November 30, 2025.
**  Excludes short-term investments and all derivative contracts except for options purchased.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/255

Performance Update  |  11/30/25
Investment Returns

The mountain chart on the right shows the change in market price, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer Floating Rate Fund, Inc. during the periods shown, compared to that of the Morningstar LSTA US Leveraged Loan Total Return Index, which provides broad and comprehensive total return metrics of the U.S. universe of syndicated term loans.
Average Annual Total Return (As of November 30, 2025)
Period	Net Asset Value (NAV)	Morningstar LSTA US Leveraged Loan Total Return Index
10 Years	6.47%	5.65%
5 Years	8.11	6.57
1 Year	9.76	5.83
Value of $10,000 Investment
Call 1-800-710-0935 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below NAV, due to such factors as interest rate changes, and the perceived credit quality of borrowers.
Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Fund.
Shares of closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are bought and sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV per share is total assets less total liabilities, which include preferred shares borrowings, as applicable, divided by the number of common shares outstanding.
When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained through open-market purchases under the Fund’s dividend reinvestment plan.
The performance table and graph do not reflect the deduction of fees and taxes that a stockholder would pay on Fund distributions or the sale of Fund shares. Had these fees and taxes been reflected, performance would have been lower.
Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. The index does not use leverage. You cannot invest directly in an index.
6Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

Schedule of Investments  |  11/30/25*

Face Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 0.0%†
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
12,278(a)+	Alturas Re 2022-2, 12/31/27	$ 431
	Total Reinsurance Sidecars	$431

	Total Insurance-Linked Securities (Cost $0)	$431

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.0%† (Cost $0)	$431
	OTHER ASSETS AND LIABILITIES — 100.0%	$ 5,006,663
	net assets — 100.0%	$5,007,094

(a)	Issued as preference shares.
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 25, 2025 (see Notes to Financial Statements, Note 10). Information shown in the Schedule of Investments reflects remaining investments held by the Fund at November 30, 2025.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1F).
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$431
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	14,798,419	USD	799,458	Morgan Stanley & Co., LLC	12/19/25	$7,364
USD	984,762	MXN	18,229,675	Morgan Stanley & Co., LLC	12/19/25	(9,135)
MXN	3,431,256	USD	184,955	State Street Bank & Trust Co.	12/19/25	2,120
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$349
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/257

Schedule of Investments  |  11/30/25*
(continued)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN — Mexican Peso
USD — United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended November 30, 2025, aggregated $87,988,561 and $268,187,485, respectively.
At November 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $0 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,671
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	23,530
Net unrealized appreciation	$33,201
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
8Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	$—	$—	$431	$431
Total Investments in Securities	$—	$—	$431	$431
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$349	$—	$349
Total Other Financial Instruments	$—	$349	$—	$349
During the year ended November 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/259

Statement of Assets and Liabilities  |  11/30/25*
ASSETS:
Investments in unaffiliated issuers, at value (cost $0)	$431
Cash	4,057,477
Unrealized appreciation on forward foreign currency exchange contracts	9,484
Receivables —
Investment securities sold	1,673,269
Interest	57,610
Total assets	$5,798,271
LIABILITIES:
Payables —
Investment securities purchased	$677,162
Directors’ fees	1,220
Professional fees	37,409
Printing fees	13,231
Unrealized depreciation on forward foreign currency exchange contracts	9,135
Reimbursement of costs**	2,816
Administrative expenses	12,973
Accrued expenses	37,231
Total liabilities	$791,177
NET ASSETS:
Paid-in capital	$88,363,257
Distributable earnings (loss)	(83,356,163)
Net assets	$5,007,094
NET ASSET VALUE PER SHARE:
Based on $5,007,094/12,374,933 shares	$0.40
*   The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 25, 2025 (see Notes to Financial Statements, Note 10).
**   Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement (see Note to Financial Statements, Note 2).
The accompanying notes are an integral part of these financial statements.
10Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

Statement of Operations FOR THE YEAR ENDED 11/30/25*
INVESTMENT INCOME:
Interest from unaffiliated issuers	$11,491,511
Dividends from unaffiliated issuers	787,237
Total Investment Income		$12,278,748
EXPENSES:
Reimbursement of costs**	$526,503
Management fees	433,725
Administrative expenses	62,643
Transfer agent fees	14,277
Stockholder communications expense	40,690
Custodian fees	13,445
Professional fees	59,202
Printing expense	3,357
Officers’ and Directors’ fees	7,245
Insurance expense	4,226
Interest expense	2,436,052
Miscellaneous	81,582
Total expenses		$3,682,947
Net investment income		$8,595,801
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(4,428,189)
Forward foreign currency exchange contracts	(65,806)
Other assets and liabilities denominated in foreign currencies	(9,750)	$(4,503,745)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$1,170,833
Forward foreign currency exchange contracts	(55,745)
Unfunded loan commitments	(2,484)
Other assets and liabilities denominated in foreign currencies	24	$1,112,628
Net realized and unrealized gain (loss) on investments		$(3,391,117)
Net increase in net assets resulting from operations		$5,204,684
*   The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 25, 2025 (see Notes to Financial Statements, Note 10).
**   Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement (see Note to Financial Statements, Note 2).
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2511

Statements of Changes in Net Assets*
	Year Ended 11/30/25	Year Ended 11/30/24
FROM OPERATIONS:
Net investment income (loss)	$8,595,801	$12,445,348
Net realized gain (loss) on investments	(4,503,745)	(2,849,664)
Change in net unrealized appreciation (depreciation) on investments	1,112,628	7,051,645
Net increase in net assets resulting from operations	$5,204,684	$16,647,329
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
($0.70 and $1.10 per share, respectively)	$(8,660,692)	$(13,643,364)
LIQUIDATING DISTRIBUTION:
($9.65 and $— per share, respectively)	$(119,401,909)	$—
Total distributions to common stockholders	$(128,062,601)	$(13,643,364)
Net increase (decrease) in net assets	$(122,857,917)	$3,003,965
NET ASSETS:
Beginning of year	$127,865,011	$124,861,046
End of year	$5,007,094	$127,865,011
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 25, 2025 (see Notes to Financial Statements, Note 10).
The accompanying notes are an integral part of these financial statements.
12Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

Statement of Cash Flows FOR THE YEAR ENDED 11/30/25*
Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$5,204,684
Adjustments to reconcile net increase in net assets resulting from operations to net cash:
Purchases of investment securities	$(116,574,308)
Proceeds from disposition and maturity of investment securities	288,626,136
Net purchases of short term investments	11,104,262
Net accretion and amortization of discount/premium on investment securities	(412,821)
Net realized loss on investments in unaffiliated issuers	4,428,189
Change in unrealized appreciation on investments in unaffiliated issuers	(1,170,833)
Change in unrealized depreciation on forward foreign currency exchange contracts	55,745
Change in unrealized depreciation on unfunded loan commitments	2,484
Change in unrealized appreciation on other assets and liabilities denominated in foreign currencies	(24)
Decrease in dividends receivable	40,599
Decrease in interest receivable	1,073,396
Decrease in distributions paid in advance	1,051,869
Decrease in other assets	2,192
Decrease in management fees payable	(15,135)
Decrease in directors’ fees payable	(459)
Increase in professional fees payable	37,409
Decrease in administrative expenses payable	(2,256)
Increase in printing fees payable	13,231
Decrease in accrued expenses payable	(147,582)
Net cash from operating activities	$193,316,778
Cash Flows Used In Financing Activities:
Borrowings repaid	(60,000,000)
Foreign currency due to custodian	(1,734)
Decrease in interest expense payable	(302,100)
Distributions to stockholders	(129,114,470)
Net cash flows used in financing activities	$(189,418,304)
Cash Impact From Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$24
NET INCREASE (DECREASE) IN CASH	$3,898,498
Cash:
Beginning of year**	$158,979
End of year**	$4,057,477
Cash Flow Information:
Cash paid for interest	$2,738,152
The accompanying notes are an integral part of these financial statements
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2513

Statement of Cash Flows FOR THE YEAR ENDED 11/30/25* (continued)
	Year Ended 11/30/25	Year Ended 11/30/24
Cash	$4,057,477	$158,979
Total cash shown in the Statement of Cash Flows	$4,057,477	$158,979
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 25, 2025 (see Notes to Financial Statements, Note 10).
**  The table above provides a reconciliation of cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
The accompanying notes are an integral part of these financial statements
14Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

Financial Highlights*
	Year Ended 11/30/25	Year Ended 11/30/24	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21
Per Share Operating Performance
Net asset value, beginning of period	$10.33	$10.09	$9.89	$11.58	$11.17
Increase (decrease) from investment operations:(a)
Net investment income (loss)	$0.69	$1.01	$1.13	$0.83	$0.73
Net realized and unrealized gain (loss) on investments	(0.27)	0.33	0.14	(1.77)	0.24
Net increase (decrease) from investment operations	$0.42	$1.34	$1.27	$(0.94)	$0.97
Accretion to net asset value due to tender offer	—	—	—	—	0.17(b)
Distributions to stockholders:
Net investment income and previously undistributed net investment income	$(0.70)(c)	$(1.10)(c)	$(1.07)	$(0.75)	$(0.70)
Liquidating distribution	(9.65)	—	—	—	—
Tax return of capital	—	—	—	—	(0.03)
Total distributions	$(10.35)	$(1.10)	$(1.07)	$(0.75)	$(0.73)
Net increase (decrease) in net asset value	$(9.93)	$0.24	$0.20	$(1.69)	$0.41
Net asset value, end of period	$0.40	$10.33	$10.09	$9.89	$11.58
Market value, end of period	$0.00	$9.87	$8.99	$8.99	$11.90
Total return at net asset value(d)	9.76%	14.59%	15.06%	(7.72)%	10.54%
Total return at market value(d)	0.00%	22.88%	12.79%	(18.38)%	18.25%
Ratios to average net assets of stockholders:
Total expenses plus interest expense(e)	3.37%	4.58%	4.25%	2.45%	1.97%
Net investment income available to stockholders	7.86%	9.75%	11.28%	7.70%	6.25%
Portfolio turnover rate	70%	67%	35%	23%	51%
Net assets, end of period (in thousands)	$5,007	$127,865	$124,861	$122,371	$143,233
Total amount of debt outstanding (in thousands)	$—	$60,000	$61,200	$58,700	$69,450
Asset coverage per $1,000 of indebtedness	$—	$3,131	$3,040	$3,085	$3,062
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 25, 2025 (see Notes to Financial Statements, Note 10).
(a)	The common share data presented above is based on the average shares outstanding for the period presented.
(b)	See Notes to the Financial Statements Note 10. for additional information.
(c)	The amount of distributions made to stockholders during the year were in excess of the net investment income earned by the Fund during the year. The Fund has accumulated undistributed net investment income which is part of the Fund’s net asset value (“NAV”). A portion of the accumulated net investment income was distributed to stockholders during the year.
(d)	Total investment return is calculated assuming a purchase of common shares at the current net asset value or market value on the first day and a sale at the current net asset value or market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.
(e)	Includes interest expense of 2.23%, 3.08%, 2.85%, 1.11% and 0.47%, respectively.
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2515

Notes to Financial Statements  |  11/30/25
1. Organization and Signiﬁcant Accounting Policies
Pioneer Floating Rate Fund, Inc. (the “Fund”) is organized as a Maryland corporation. Prior to April 21, 2021, the Fund was organized as a Delaware statutory trust. On April 21, 2021, the Fund redomiciled to a Maryland corporation through a statutory merger of the predecessor Delaware statutory trust with and into a newly-established Maryland corporation formed for the purpose of effecting the redomiciling. The Fund was originally organized on October 6, 2004. Prior to commencing operations on December 28, 2004, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Since August 25, 2025, the Fund has been operating under a Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders (see Note 10). Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the Fund’s liquidation, the investment objective of the Fund was to seek a high level of current income and the Fund could, as a secondary objective, also seek capital appreciation to the extent that it was consistent with the Fund’s investment objective.
Prior to April 1, 2025 Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). From April 1, 2025 through August 29, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) served as the Fund’s investment adviser. See Note 2.
During the periods covered by these financial statements, the Fund complied with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a Fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
16Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM), which assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2517

Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case
18Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Fund’s investment adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2519

over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its stockholders. Therefore, no provision for federal income taxes is required. As of November 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to stockholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
20Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

At November 30, 2025, the Fund was permitted to carry forward indefinitely $7,509,536 of short-term losses and $75,879,828 of long-term losses.
The tax character of distributions paid during the years ended November 30, 2025 and November 30, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$8,660,692	$13,643,364
Liquidating distribution	119,401,909	—
Total	$128,062,601	$13,643,364
The following shows the components of distributable earnings (losses) on a federal income tax basis at November 30, 2025:
2025
Distributable earnings/(losses):
Capital loss carryforward	$(83,389,364)
Net unrealized appreciation	33,201
Total	$(83,356,163)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to adjustments relating to passive foreign investment companies, book tax differences on amortization and accretion, and the mark to market of foreign currency contracts.
E.	Risks
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2521

If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law or currency exchange restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other
22Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Prior to the Fund’s liquidation (See Note 10), the Fund invested primarily in floating rate loans and other floating rate investments. Floating rate loans typically are rated below investment grade. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Prior to the Fund's liquidation, under normal market conditions, the Fund sought to achieve its investment objectives by investing at least 80% of its assets (net assets plus borrowings for investment purposes) in senior floating rate loans. For purposes of the Fund’s investment policies, senior floating rate loans included funds that invest primarily in senior floating rate loans. Floating rate loans and similar investments may be illiquid or less liquid than other investments and difficult to value. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices.
Certain securities in which the Fund invested, including floating rate loans, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most floating rate loans than is the case for many other types of securities. Normally, the Adviser will seek to avoid receiving material, nonpublic information about the issuer of a loan either held by, or considered for investment by, the Fund, and this decision could adversely affect the Fund’s investment performance. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2523

The Fund was not limited in the percentage of its assets that it was permitted to invest in illiquid securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.
F.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at November 30, 2025 are listed in the Schedule of Investments.
G.	Insurance-Linked Securities (“ILS”)
The Fund invested in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance
24Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
H.	Automatic Dividend Reinvestment Plan
Prior to the Fund’s liquidation (see Note 10), all stockholders whose shares are registered in their own names automatically participated in the Automatic Dividend Reinvestment Plan (the “Plan”), under which participants received all dividends and capital gain distributions (collectively, dividends) in full and fractional shares of the Fund in lieu of cash.
Whenever the Fund declared dividend on shares payable in cash, participants in the Plan received the equivalent in shares acquired by Equiniti Trust Company, the agent for stockholders in administering the Plan (the “Plan Agent”) either (i) through receipt of additional unissued but authorized shares from the Fund or (ii) by purchase of outstanding shares on the NYSE or elsewhere. If, on the payment date for any dividend, the net asset value per share was equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent invested the dividend amount in newly issued shares. The number of newly issued shares credited to each account was determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares were issued, provided that the maximum discount from the then current market price per share on the date of issuance did not exceed 5%. If, on the payment date for any dividend, the net asset value per share was greater than the market value (market discount), the Plan Agent invested the dividend amount in shares acquired in open-market purchases. Each participant paid a pro rata share of brokerage trading fees incurred with respect to the Plan
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2525

Agent’s open-market purchases. Participating in the Plan did not relieve stockholders from any federal, state or local taxes which may be due on dividends paid in any taxable year.
I.	Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments. As of and for the year ended November 30, 2025, the Fund had no restricted cash presented on the Statement of Assets and Liabilities.
J.	Forward Foreign Currency Exchange Contracts
The Fund entered into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).
During the year ended November 30, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended November 30, 2025 was $318,510 and $1,055,955 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at November 30, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Fund’s investment adviser manages the Fund’s portfolio. Prior to April 1, 2025, Amundi US served as the Fund’s investment adviser. Management fees payable under the Fund’s Investment Advisory Agreement with Amundi US were calculated daily and paid monthly at the
26Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

annual rate of 0.70% of the Fund’s average daily managed assets. “Managed assets” means (a) the total assets of the Fund, including any form of investment leverage, minus (b) all accrued liabilities incurred in the normal course of operations, which shall not include any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means.
From April 1, 2025 until August 29, 2025, Victory Capital served as the Fund's investment adviser under an interim investment advisory agreement (the “Interim Advisory Agreement"). Victory Capital was paid its costs incurred in performing its services under the Interim Advisory Agreement.
Stockholders of the Fund approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 25, 2025. Since August 25, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. The Fund entered into a Liquidation Agreement with Victory Capital as of August 29, 2025 in connection with the liquidation of the Fund. Pursuant to the Liquidation Agreement, the Fund shall reimburse Victory Capital for any costs incurred by Victory Capital in connection with the liquidation of the Fund.
Reflected on the Statement of Assets and Liabilities is $2,816 payable to Victory Capital at November 30, 2025 as reimbursement of costs incurred under the Interim Advisory Agreement and the Liquidation Agreement.
For the year ended November 30, 2025, the effective management fee was 0.28% of the Fund’s average daily managed assets, which was equivalent to 0.40% of the Fund’s average daily net assets.
For the year ended November 30, 2025, the reimbursement of cost for the management fee was 0.34% of the Fund’s average daily managed assets, which was equivalent to 0.48% of the Fund’s average daily net assets.
Effective April 1, 2025 Victory Capital contractually agreed to reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 4.58%. This expense limitation is in effect through April 1, 2028.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2527

servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended November 30, 2025, are reflected on the Statement of Operations in Administration expenses.
Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended November 30, 2025, are reflected on the Statement of Operations as Administration expenses.
3. Compensation of Officers and Directors
The Fund paid an annual fee to its Directors. Except for the chief compliance officer, the Fund did not pay any salary or other compensation to its officers. The Fund did a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US paid the remaining portion of the chief compliance officer’s compensation. For the year ended November 30, 2025, the Fund paid $7,245 in Officers’ and Directors’ compensation, which is reflected on the Statement of Operations as Officers’ and Directors’ fees. At November 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Directors’ fees of $1,220 and a payable for administrative expenses of $12,973, which includes the payable for Officers’ compensation.
4. Transfer Agent
During the periods covered by these financial statements, Equiniti Trust Company, LLC (“EQ”), served as the transfer agent with respect to the Fund’s common shares. The Fund pays EQ an annual fee as is agreed to from time to time by the Fund and EQ for providing such services.
In addition, during the periods covered by these financial statements, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to stockholder communications activities such as proxy and statement mailings and outgoing phone calls.
28Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

5. Master Netting Agreements
Prior to the Fund's liquidation (see Note 10), the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Forward collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2529

Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of November 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Morgan Stanley & Co., LLC	$7,364	$(7,364)	$—	$—	$—
State Street Bank & Trust Co.	2,120	—	—	—	2,120
Total	$9,484	$(7,364)	$—	$—	$2,120
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Morgan Stanley & Co., LLC	$9,135	$(7,364)	$—	$—	$1,771
State Street Bank & Trust Co.	—	—	—	—	—
Total	$9,135	$(7,364)	$—	$—	$1,771

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount due from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.
6. Additional Disclosures about Derivative Instruments and Hedging Activities
Prior to the Fund's liquidation (See Note 10), the Fund entered into certain derivative contracts. The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
30Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$9,484	$—	$—
Total Value	$—	$—	$9,484	$—	$—
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$9,135	$—	$—
Total Value	$—	$—	$9,135	$—	$—
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at November 30, 2025 was as follows:
Statement of Operations / Statement of Cash Flows	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$(65,806)	$—	$—
Total Value	$—	$—	$(65,806)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$(55,745)	$—	$—
Total Value	$—	$—	$(55,745)	$—	$—
7. Unfunded Loan Commitments
Prior to the Fund's liquidation (see Note 10), the Fund entered into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2531

obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of November 30, 2025, the Fund had no unfunded loan commitments outstanding.
8. Fund Shares
There are 1,000,000,000 shares of common stock of the Fund (“common shares”), $0.001 par value per share authorized.
Transactions in common shares for the year ended November 30, 2025 and the year ended November 30, 2024, were as follows:
	11/30/25	11/30/24
Shares outstanding at beginning of year	12,374,933	12,374,933
Shares outstanding at end of year	12,374,933	12,374,933
9. Credit Agreement
Prior to the Fund’s liquidation (see Note 10), the Fund was a party to a Credit Facility with the Toronto-Dominion Bank in the amount of $60,000,000 (the “Credit Agreement”). The Credit Agreement was terminated on August 29, 2025.
Interest on borrowings was payable under the Credit Agreement at Secured Overnight Financing Rate (“SOFR”) plus 1.15% on an annualized basis.
During the year ended November 30, 2025, the average daily balance under the Credit Agreements was $43,904,110 at an average interest rate of 5.55%. Interest expense of $2,436,052 in connection with the Credit Agreements is included on the Statement of Operations.
10. Plan of Liquidation and Dissolution
Stockholders approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 25, 2025. Since August 25, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on October 13, 2025,
32Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

the Fund ceased trading on the New York Stock Exchange (NYSE). The Fund's NYSE ticker symbol was PHD.
A primary liquidating distribution was paid in cash on October 15, 2025, to common stockholders of record on October 10, 2025:
Liquidating Distribution*	Taxable Ordinary Income Distribution*	Total Distribution*
$9.64831	$0.09024	$9.73855
(*All amounts are expressed per common share.)
The Fund expects to make one or more additional liquidating distributions in connection with the liquidation of the remaining assets of the Fund. The liquidation is generally a taxable event for stockholders that are subject to U.S. federal income tax. Any stockholder that receives a distribution in a liquidation will generally realize capital gain or loss in an amount equal to the difference between the total amount of the liquidation distribution(s) received and the stockholder’s adjusted basis in the Fund shares. Please consult your personal tax advisor with regard to the specific tax consequences of the liquidation.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2533

Report of Independent Registered Public Accounting Firm
To the Board of Directors and the Stockholders of Pioneer Floating Rate Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Floating Rate Fund, Inc. (the “Fund”), including the schedule of investments, as of November 30, 2025, the related statements of operations and cash flows for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations and its cash flows for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended November 30, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated January 29, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the
34Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 27, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2535

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 90.44%.
Results of Special Stockholder Meeting
A Special Meeting of Stockholders of Pioneer Floating Rate Fund, Inc. was held on July 17, 2025 and adjourned to August 25, 2025 to approve the liquidation and dissolution of the Fund pursuant to the Plan of Liquidation and Dissolution as described in the Joint Proxy Statement.
The voting results were as follows:
Fund	Total Votes	Votes For	Votes Against	Votes Abstained
Pioneer Floating Rate Fund, Inc.	6,929,081	6,194,468	484,901	249,712
36Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

Investment Objectives, Principal Investment Strategies and Principal Risks (unaudited)
CHANGES OCCURRING DURING THE MOST RECENT FISCAL YEAR
Stockholders of Pioneer Floating Rate Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 25, 2025. Since August 25, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. In addition, the Fund terminated the Credit Agreement on August 29, 2025 and no longer employs leverage (see Notes to Financial Statements, Note 9).
Prior to the opening of business on October 13, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE) (see Notes to Financial Statements, Note 10). The Fund’s NYSE ticker symbol was PHD.
Pioneer Floating Rate Fund, Inc. | Annual | 11/30/2537

Service Providers
Investment Adviser and Administrator
Victory Capital Management Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
Equiniti Trust Company, LLC
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to stockholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
38Pioneer Floating Rate Fund, Inc. | Annual | 11/30/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
You can call Equiniti Trust Company, LLC (EQ) for:
Account Information	1-800-710-0935
Or write to EQ:
Equiniti Trust Company, LLC Operations Center 6201 15th Ave. Brooklyn, NY 11219
Website	https://equiniti.com/us
For additional information, please contact your investment adviser or visit our web site www.pioneerinvestments.com.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Stockholders may view the filed Form N-PORT by visiting the Commission’s web site at http://www.sec.gov.

Victory Capital Management Inc.
60 State Street
Boston, MA 02109
vcm.com
© 2025 Victory Capital Management Inc. 19447-AFR-0126

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Director, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Fund paid Deloitte & Touche LLP for audit fees of $15,000 and $68,900 during the fiscal years ended November 30, 2025 and 2024, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Fund paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $9,090 and $10,600 during the fiscal years ended November 30, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general

Audit Committee approval policy below for details on obtaining

• specific approvals) Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.
• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)	•
• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”	•

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2025 and November 30, 2024, there were no services provided to an affiliate that required the Fund’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $9,090 and $10,600 during the fiscal years ended November 30, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Included in Item 1

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Directors’ fees paid by the Fund are within Item 1. Statement of Operations as Directors’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that

VICTORY PORTFOLIOS IV

VICTORY VARIABLE INSURANCE FUNDS II

(together with their series portfolios, collectively, the “Open-End Funds”)

PIONEER FLOATING RATE FUND, INC.

PIONEER HIGH INCOME FUND, INC.

PIONEER DIVERSIFIED HIGH INCOME FUND, INC.

PIONEER MUNICIPAL HIGH INCOME FUND, INC.

PIONEER MUNICIPAL HIGH INCOME ADVANTAGE FUND, INC.

PIONEER MUNICIPAL HIGH INCOME OPPORTUNITIES FUND, INC.

PIONEER ILS INTERVAL FUND

(COLLECTIVELY, THE “CLOSED-END FUNDS”)

(TOGETHER WITH THE OPEN-END FUNDS, COLLECTIVELY, THE “FUNDS”)

CODE OF CONDUCT

FOR PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER

I.	Covered Officers/Purpose of the Code

A. This Code of Conduct (the “Code”) applies to the Principal Executive Officer and Principal Financial Officer of the Funds, and the “Covered Officers”, each of whom is set forth in Exhibit A, for the purpose of promoting:

1.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2.

Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Trusts;

3.	Compliance with applicable laws and governmental rules and regulations;

4.	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

5.	Accountability for adherence to the Code.

B. Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Covered Officers Should Handle Ethically Any Actual or Apparent Conflicts of Interest

A.

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his or her service to, the Trusts. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his or her position with the Trusts.

Certain conflicts of interest that could arise out of the relationships between Covered Officers and the Trusts already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trusts because of their status as “affiliated persons” of the Trusts. The Trusts’ and their investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise or result from the contractual relationship between the Trusts and the investment adviser and the administrator, whose officers or employees also serve as Covered Officers. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trusts or for the adviser or the administrator, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser, the administrator and the Trusts. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the adviser, the administrator and the Trusts and is consistent with the performance by the Covered Officers of their duties as officers of the Trusts. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Trust’s Board of Trustees (the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act or the Investment Advisers Act. Section C describes the types of conflicts of interest that are covered under this Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

B.	Obligations of Covered Officers. Each Covered Officer must:

1.

Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Trusts whereby the Covered Officer would benefit personally to the detriment of the Trusts;

2.	Not cause the Trusts to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Trusts;

3.

Report at least annually outside business affiliations or other relationships (e.g., officer, director, governor, trustee, part-time employment) other than his or her relationship to the Trusts, the investment adviser and the administrator.

C. Conflicts of interest. When a Covered Person becomes aware of a situation that could involve a conflict of interest, or that could reasonably be considered an appearance of a conflict of interest, the Covered Person should disclose this matter to the Chief Compliance Officer. For purposes of this Code, the Chief Compliance Officer shall be the Chief Compliance Officer of Victory Capital Management Inc. (“VCM”). Examples of these include:

1.	Service as a director on the board of any public or private company; The receipt, as an officer of the Trusts, of any gift in excess of $100;

2.

The receipt of any entertainment from any company with which the Trusts have current or prospective business dealings, unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

3.

Any ownership interest in, or any consulting or employment relationship with, any of the Trusts’ service providers, other than their investment adviser, principal underwriter, administrator or any affiliated person thereof;

4.

A direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trusts for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

D. Conflicts of interest not specifically enumerated. It is impractical to attempt to list in this Code all possible situations that could result in a conflict of interest. If a proposed transaction, interest, personal activity, or investment raises any concerns, questions or doubts, a Covered Officer should consult with the Chief Compliance Officer before engaging in such transaction or investment or pursuing such interest or activity. The Chief Compliance Officer shall review the facts and circumstances of the actual or potential conflict of interest in accordance with Section IV of these Procedures.

III.	Disclosure and Compliance

A. Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trusts.

B. Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trusts to others, whether within or outside the Trusts, including to the Trusts’ Trustees and auditors, and to governmental regulators and self-regulatory organizations.

C. Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trusts, the adviser and the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trusts file with, or submit to, the SEC and in other public communications made by the Trusts.

D. It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.	Reporting and Accountability

A. Responsibilities and conduct. Each Covered Officer must

1.	Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the appropriate Board that he or she has received, read, and understands the Code;

2.	Annually thereafter affirm to the appropriate Board that he or she has complied with the requirements of the Code;

3.	Not retaliate against any other Covered Officer or any employee of the Trusts or their affiliated persons for reports of potential violations that are made in good faith; and

4.	Notify the Chief Compliance Officer promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

B. Chief Compliance Officer. The Chief Compliance Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. Based on its review, the Chief Compliance Officer shall advise the Covered Officer that the proposed transaction, investment, interest or activity: (i) would not violate this Code; (ii) would not violate this Code only if conducted in a particular manner and/or subject to certain conditions or safeguards; or (iii) would violate the Code and is, therefore, prohibited.

C. Waivers. A Covered Officer may request a waiver from a provision of this Code if there is a reasonable likelihood that a contemplated action would not involve an actual conflict of interest that this Code is designed to prevent. The Audit and Risk Oversight Committee of the Board (the “Committee”) shall review and act upon any request for a waiver from any provision of the Code. The Committee shall disclose any waiver from a provision of the Code to the extent required by SEC rules or any other policy of the Trusts or VCM.

D. Enforcing the Code of Conduct. The Trusts will adhere to the following procedures in investigating and enforcing this Code:

1.	The Chief Compliance Officer will take all appropriate action to investigate any potential violations reported to him or her;

2.	If, after such investigation, the Chief Compliance Officer believes that no violation has occurred, no further action is required;

3.	Any matter that the Chief Compliance Officer believes is a violation shall be reported to the Committee; and

4.

If the Committee concurs that a violation has occurred, it will inform the Board and make a recommendation of appropriate courses of action. The Board will consider and take appropriate action regarding the violation. The Board may among other things, notify VCM, the Trust’s administrator, or their Boards of Directors; recommend the assessment of a monetary penalty against the Covered Person; issue a formal written reprimand to, or recommend the dismissal of, the Covered Officer; require additional training by the violator; or recommend modifications to the Trust’s policies and procedures.

V.	Other Policies and Procedures

This Code shall be the sole code of conduct adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies relating to that section. Insofar as other policies or procedures of the Trusts, the Trusts’ investment adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Codes of Ethics under Rule 17j-1 under the Investment Company Act, and any insider trading policies are separate policies of the Trusts, VCM, any sub-adviser or the principal underwriter that apply to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) (the “Independent Trustees”). Any changes to this Code will, to the extent required, will be disclosed as provided by SEC rules.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than officers and Trustees of the Trust, the Trusts’ investment adviser, administrator or sub-administrator, counsel to the Trusts or counsel to the Independent Trustees.

VIII.	Internal Use

The Code is intended solely for the internal use by the Trusts and does not constitute an admission, by or on behalf of the Trusts, as to any fact, circumstance, or legal conclusion.

Adopted: December 30 , 2024

Exhibit A

Persons Covered by this Code of Conduct

The Funds

Principal Executive Officer: Thomas Dusenberry, President

Principal Financial Officer: Carol D.Trevino, Treasurer

As of: April 1, 2025

Exhibit B

Acknowledgement

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that I have received, read and understand the Code and agree to adhere to and abide by the letter and spirit of its provisions.

Signature:	/s/ Thomas Dusenberry
Print Name:	Thomas Dusenberry

Date:	05/05/2025

Exhibit B

Acknowledgement

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that I have received, read and understand the Code and agree to adhere to and abide by the letter and spirit of its provisions.

Signature:	/s/ Carol D. Trevin
Print Name:	Carol D. Trevino

Date:	05/05/2025

Exhibit C

Annual Certification

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that I have received, read and understand the Code and agree to adhere to and abide by the letter and spirit of its provisions.

Signature:	/s/ Carol D. Trevino
Print Name:	Carol D. Trevino

Date:	05/05/2025

Exhibit C

Annual Certification

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that since the date of the last annual certification given pursuant to the Code, I have complied with all requirements of the Code.

Signature:	/s/ Thomas Dusenberry
Print Name:	Thomas Dusenberry

Date:	05/05/2025

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

13. Portfolio management

Additional information about the portfolio manager

Other accounts managed by the portfolio manager

The table below indicates, for the portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of November 30, 2025. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships, undertakings for collective investments in transferable securities (“UCITS”) and other non-U.S. investment funds and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager’s personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (000’s)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (000’s)
Jonathan Sharkey	Other Registered Investment Companies	4	$	N/A	N/A
	Other Pooled Investment Vehicles	1	$	N/A	N/A
	Other Accounts	1	$	N/A	N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Fund, Inc.

By (Signature and Title)*	/s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date February 5, 2026

By (Signature and Title)*	/s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date February 5, 2026

*	Print the name and title of each signing officer under his or her signature.